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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: SEPTEMBER 30, 2003
                                               ------------------


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    REDSKY PARTNERS LLC
Address: 800 NICOLLET MALL
         25TH FLOOR
         MINNEAPOLIS, MN 55402



Form 13F File Number: 28-10435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    GREGG D. GROECHEL
Title:   MANAGING MEMBER
Phone:   612-659-4412

Signature, Place, and Date of Signing:

/S/ GREGG GROECHEL               MINNEAPOLIS, MINNESOTA     NOVEMBER 12 , 2003
----------------------------     ----------------------     ------------------
        [Signature]                  [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:         23
                                                --

Form 13F Information Table Value Total:   $233,724
                                        ----------
                                        (thousands)




CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND HAS BEEN FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

THE AGGREGATE VALUE OF THE HOLDINGS FOR WHICH CONFIDENTIAL TREATMENT HAS BEEN REQUESTED IS $1,081,919 (THOUSANDS).


List of Other Included Managers:                     NONE
                                                     ----




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                                 13F FILING FOR QUARTER ENDING 09/30/03 (PUBLIC)

Issuer               Type           Cusip       Value     Shares  SH  Put/Call Investment  Other     Voting     Voting     Voting
                                               x 1000    Prn Amt /PRN          Discretion  Managers  Authority  Authority  Authority
                                                                                                     Sole       Shared     None


NOKIA CORPORATION    ADRS STOCK     654902204  13,563    869,400 SH               SOLE                 869,400      0         0
COX COMMUNICATIONS   CLASS A STOCK  224044107   3,111     98,400 SH               SOLE                  98,400      0         0
COMCAST CORP         CLASS A STOCK  20030N101   7,303    236,500 SH               SOLE                 236,500      0         0
VIACOM INC           CLASS B STOCK  925524308  12,643    330,100 SH               SOLE                 330,100      0         0
AMERICAN
 INTERNATIONAL
 GROUP               COMMON STOCK   026874107  20,051    347,500 SH               SOLE                 347,500      0         0
AMGEN INC.           COMMON STOCK   031162100  21,876    338,800 SH               SOLE                 338,800      0         0
AUTOMATIC DATA
 PROCESSING          COMMON STOCK   053015103   1,628     45,400 SH               SOLE                  45,400      0         0
BAKER HUGHES INC     COMMON STOCK   057224107  12,218    412,900 SH               SOLE                 412,900      0         0
BANK OF AMERICA
 CORP                COMMON STOCK   060505104  15,639    200,400 SH               SOLE                 200,400      0         0
CLEAR CHANNEL
 COMMUNICATIONS
 INC                 COMMON STOCK   184502102   3,612     94,300 SH               SOLE                  94,300      0         0
COCA COLA CO         COMMON STOCK   191216100   8,029    186,900 SH               SOLE                 186,900      0         0
DEERE & CO           COMMON STOCK   244199105  20,103    377,100 SH               SOLE                 377,100      0         0
GENERAL MILLS INC    COMMON STOCK   370334104   3,657     77,700 SH               SOLE                  77,700      0         0
GUIDANT CORP         COMMON STOCK   401698105  19,180    409,400 SH               SOLE                 409,400      0         0
KOHLS CORP           COMMON STOCK   500255104   7,297    136,400 SH               SOLE                 136,400      0         0
MERRILL LYNCH & CO   COMMON STOCK   590188108   5,155     96,300 SH               SOLE                  96,300      0         0
PEPSICO INC          COMMON STOCK   713448108   5,857    127,800 SH               SOLE                 127,800      0         0
PNC FINANCIAL
 SERVICES GROUP      COMMON STOCK   693475105  14,165    297,700 SH               SOLE                 297,700      0         0
PROCTER AND
 GAMBLE CO           COMMON STOCK   742718109   9,069     97,700 SH               SOLE                  97,700      0         0
SCHLUMBERGER LTD     COMMON STOCK   806857108   3,988     82,400 SH               SOLE                  82,400      0         0
CHARLES SCHWAB CORP  COMMON STOCK   808513105   7,441    624,800 SH               SOLE                 624,800      0         0
TARGET CORP          COMMON STOCK   87612E106  13,091    347,900 SH               SOLE                 347,900      0         0
TYCO INTERNATIONAL   COMMON STOCK   902124106   5,048    247,100 SH               SOLE                 247,100      0         0


                                              233,724  6,082,900                                     6,082,900
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